Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties (Abstract)
Transactions with Related Parties
3.           Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:
Balance Sheets	December 31, 2010	December31, 2011
Liabilities
Interchart Shipping Inc. (a)	$454	$260
Management and Directors Fees (b)	149	141
Combine Marine Inc. (c)	-	27
Oceanbulk Maritime S.A. (d)	-	8
Total Liabilities	$603	$436

Statements of Operations

	Year ended December 31,
	2009	2010	2011
Revenues-TMT (e)	$309	$-	$-
Revenues -Vinyl (d)	16,508	-	-
Commission on sale of vessel-Oceanbulk (d)	184	660	-
Voyage expenses-Interchart (a)	1,472	1,540	1,237
Executive directors consultancy fees (b)	917	874	3,505
Non-executive directors compensation	126	206	151
Office rent - Combine (c)	-	-	48
Office setup expenses - Oceanbulk (d)	-	-	148

(a) Interchart Shipping Inc. or Interchart: Interchart, a company affiliated to Oceanbulk Maritime S.A., acts as a chartering broker of all the Company's vessels. As of December 31, 2010 and 2011, the Company had an outstanding liability of $454 and $260, respectively, to Interchart. During the years ended December 31, 2009, 2010 and 2011 the brokerage commission on charter revenue paid to Interchart amounted $1,472, $1,540 and $1,237, respectively and is included in "Voyage expenses" in the accompanying consolidated statements of operations.

(b) Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and the former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer received an annual consulting fee of €370,000 (approx. $479) and €250,000 (approx. $323) respectively. During the year ended December 31, 2009 and 2010, the consultancy fees under the specific consulting agreements amounted to $917 and $874, respectively. For the year ended December 31, 2011 the consulting fees amounting to $337 represent the respective expense up to the date of the termination of the consulting agreements as disclosed below.

On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date and plans to resign from the Company's Board of Directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.

Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Executive Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $207), additionally, the Chief Executive Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 420,000 shares of stock. These shares vest in three equal installments, the first installment of 140,000 shares vests in February 2012, the second installment of 140,000 shares vests in February 2013 and the last installment of 140,000 shares vests in February 2014.  None of these shares have been issued, the Company plans to issue the first installment of 140,000 shares by the end of March 2012.  During the years ended December 31, 2009, 2010 and 2011 the consultancy fees under the specific consulting agreement with our Chief Executive Officer amounted to $0, $0 and $225, respectively.

Additionally, the current Chief Executive Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Financial Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $72). During the years ended December 31, 2009, 2010 and 2011 the consultancy fees under the specific consulting agreement with the new Chief Financial Officer amounted to $0, $0 and $52, respectively.

Additionally, the current Chief Financial Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment amounted to $463. Additionally, pursuant to the agreement the Company issued an aggregate of 248,000 non-vested common shares to the former Chief Financial Officer and plans to issue an additional 80,000 shares by the end of March 2012. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $2.30 which is equal to the market value of the Company's common stock on the grant date (Note 13).

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company will pay the new Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $152). During the years ended December 31, 2009, 2010 and 2011 the consultancy fees under the specific consulting agreement with the new Chief Operating Officer amounted to $0, $0 and $81, respectively.

The related expenses for the Company's executive officers for the years ended December 31, 2009, 2010 and 2011 were $917, $874 and $3,505, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

As of December 31, 2010 and 2011, Star Bulk had an outstanding payable balance of $149 and $141, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committes of the Board of Directors.  The related expenses for the years ended December 31, 2009, 2010 and 2011 were $126, $206 and $151, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

(c) Combine Marine Inc. or ("Combine"):   On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company founded by the Chairman of the Company. The lease agreement provides for a monthly rent payment of €5,000 (approx. $6.4). This agreement may be terminated by Starbulk S.A after one year upon the payment of an amount equal to one months' rent. The related expense for the rent for the year ended December 31, 2011 was $48. As of December 31, 2011, the Company had an outstanding liability of $27 to Combine.

(d) Oceanbulk Maritime, S.A., or Oceanbulk: The Company's Chairman, Mr. Petros Pappas, is also founder of Oceanbulk Maritime S.A, a ship management company.

On September 18, 2008, the Company acquired the Star Ypsilon, with an existing above market time charter at an average daily hire rate of $91.9. Vinyl Navigation, a company affiliated with Oceanbulk Maritime, S.A., had a back-to back charter agreement with TMT, a company controlled by a former director of the Company, Mr. Nobu Su, on the same terms as the Company's charter agreement with Vinyl Navigation. For the years ended December 31, 2009, 2010 and 2011, the Company earned net revenue of $16,508, $0 and $0, respectively under the time charter party agreement with Vinyl which is  included under "Voyage revenues" in the accompanying consolidated statements of operations.

The Company also paid to Oceanbulk a brokerage commission amounting to $184 regarding the sale of vessel Star Alpha during the year ended December 31, 2009 and $660 regarding the sale of vessel Star Beta during the year ended December 31, 2010 (Note 6).

As of December 31, 2011, the Company had an outstanding liability to Oceanbulk Maritime S.A. of $8 incidental to office set up expenses for new offices that Oceanbulk Maritime S.A. paid on behalf of the Company. The related expenses amounting to $148 for the year ended December 31, 2011 are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

(e) TMT Co. Ltd: Star Gamma LLC, a wholly-owned subsidiary of the Company, entered into a time charter agreement dated, February 23, 2007, with TMT, a company controlled by a former director of the Company, Mr. Nobu Su, for the Star Gamma. The charter rate for the Star Gamma was $28.5 per day for a term of one year. Star Iota LLC, a wholly-owned subsidiary of Star Bulk, entered into a time charter agreement, dated February 26, 2007, with TMT for the Star Iota. The charter rate for the Star Iota was $18 per day for a term of one year. For the years ended December 31, 2009, 2010 and 2011 the Company earned net revenue of $309, $0 and $0 respectively, under the time charter party agreements with TMT which is included under "Voyage revenues" in the accompanying consolidated statements of operations.